Convertible Notes - Summary of Carying Amount of the Convertible Notes (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Liability component:
Principal	$ 7,454	¥ 48,638	¥ 43,519
Net carrying amount	7,419	48,408	43,309
Lqiyi Two Thousand Twenty Three Convertible Notes And Two Thousand Twenty Five Convertible Notes And Two Thousand Twenty Six Convertible Notes Collectively [Member]
Liability component:
Principal	2,751	17,954	13,578
Less: unamortized debt discount	195	1,275	1,281
Net carrying amount	2,556	16,679	12,297
Equity component:
Carrying amount	$ 267	¥ 1,744	¥ 1,349